Commitments and Contingencies (Details) - USD ($)			6 Months Ended
	Apr. 26, 2023	Aug. 16, 2022	Jun. 30, 2023	Mar. 04, 2021
Commitments and Contingencies Disclosure [Abstract]
Excise tax percentage		1.00%
Share repurchase percentage		1.00%	1.00%
Deferred fee per unit (in Dollars per share)			$ 0.35	$ 0.35
Deferred fee amount			$ 10,062,500	$ 10,062,500
Merger agreement			10
Purchase price			$ 1,285,000,000
Investors and non-redeeming stockholders shares			82.03125%
Sponsor contribution			$ 10
Shares trade (in Dollars per share)			$ 2
Forward purchase break-up fee			$ 300,000
Redemption price per share (in Dollars per share)	$ 0.6		$ 0.6
Forward purchase agreement			$ 1,500,000